INTANGIBLES, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30,	December 31,
	2024	2023
Customer Lists	$687,500	$1,137,807
Intellectual Property	-	5,228,548
Tradenames	-	509,818
Noncompete Agreement	-	282,948
Less: accumulated amortization	(120,312)	(505,091)
Net book value	$567,188	$6,654,030

Intangible assets consisted of the following as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Customer Lists	$1,137,807	$687,500
Intellectual Property	5,228,548	-
Tradenames	509,818	-
Noncompete Agreement	282,948	-

Less: accumulated amortization	(505,091)	-
Net book value	$6,654,030	$687,500

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

Future amortization expense from intangible assets as of December 31, 2023 were as follows:

For the Year Ended,
December 31,
2024	$772,466
2025	770,356
2026	770,356
2027	770,356
2028	711,930
Thereafter	2,858,566
Total remaining amortization expense	$6,654,030